Fair Value Measurements - Rollforward of Fair Value by Level and Categorized with Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investment Securities Available for Sale
Reconciliation of fair value by level and category
Beginning of period balance	$ 280	$ 289
Unrealized gains included in:
Earnings	0	0
Other comprehensive income	0	(9)
Purchases	0	0
Sales	0	0
Reclassification from level 3 to level 1	(181)	0
Issuances	0	0
Settlements	0	0
End of period balance	99	280
Derivative Loan Commitments
Reconciliation of fair value by level and category
Beginning of period balance	472	844
Unrealized gains included in:
Earnings	0	0
Other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Reclassification from level 3 to level 1	0	0
Issuances	799	0
Settlements	(251)	(372)
End of period balance	$ 1,020	$ 472